LIABILITIES FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2019
LIABILITIES FROM FINANCING ACTIVITIES
LIABILITIES FROM FINANCING ACTIVITIES

NOTE 29. LIABILITIES FROM FINANCING ACTIVITIES

The following table presents the reconciliation of the balances of liabilities from financing activities as of December 31, 2019 and 2018:

			Non-cash changes
	Balance as of		Foreign
	January 1, 2019	Cash flows	currency	Interests	Other	Balance as of
			translation	accrued	movements	December 31, 2019
			adjustment
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	2,315,555	(1,002,196)	378	-	-	1,313,737
Borrowings from other financial institutions (1)	16,337,964	(3,219,257)	132,959	625,834	81,843	13,959,343
Debt instruments in issue (1)	20,287,233	(1,657,913)	127,387	1,164,808	-	19,921,515
Preferred shares (2)	583,997	(57,701)	-	-	57,908	584,204
Total liabilities from financing activities	39,524,749	(5,937,067)	260,724	1,790,642	139,751	35,778,799
(1)

The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 594,851 and COP 1,181,131, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(2)

The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares’ holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.

			Non-cash changes
	Balance as of		Foreign
	January 1, 2018	Cash flows	currency	Interests	Other		Balance as of
			translation	accrued	movements		December 31, 2018
			adjustment
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	3,236,128	(922,840)	2,267	-	-		2,315,555
Borrowings from other financial institutions (1)	13,822,152	513,244	1,297,690	783,349	(78,471)	(2)	16,337,964
Debt instruments in issue (1)	19,648,714	(1,697,698)	1,255,806	961,903	118,508		20,287,233
Preferred shares (3)	582,985	(57,701)	-	-	58,713		583,997
Total liabilities from financing activities	37,289,979	(2,164,995)	2,555,763	1,745,252	98,750		39,524,749
(1)

The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 788,879 and COP 961,333, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(2)	The amount of COP (78,471) is mainly comprised by the decrease of the liabilities related to assets held for sale.
(3)

The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares’ holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.